Investments in affiliates (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Balance Sheet:
Current assets	$ 9,450	$ 11,504
Total assets	19,363	21,250
Total liabilities	(4,557)	(6,449)
Total shareholders' equity	13,772	13,884
Operating results:
Operating income / (loss)	114	771	$ (272)
Net income	369	989	$ 769
Blue Sky
Balance Sheet:
Current assets	54,228	42,510
Non-current assets	13,167	15,172
Total assets	67,395	57,682
Total liabilities	(38,582)	(27,376)
Total shareholders' equity	28,813	30,306
Operating results:
Net sales	59,983	51,280
Operating income / (loss)	1,175	1,997
Net income	$ 2,346	$ 2,105